As filed with the Securities and Exchange Commission on September 13, 2013

Securities Act File No. 333-188840

Investment Company Act File No. 811-22845

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(Check appropriate box or boxes)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-effective Amendment No. Post-Effective Amendment No. 1 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street, Suite 3300

Charlotte, NC 28202

(Address of Principal Executive Offices)

413-226-1058

(Registrant’s Telephone Number)

Christopher A. DeFrancis

c/o Babson Capital Management LLC

1500 Main Street, Ste. 2800

Springfield, MA 01115

(Name and Address of Agent for Service)

Copies of Communications to:

Gregory D. Sheehan

Brian D. McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

(617) 951-7000

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to Babson Capital Funds Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 2 filed on August 21, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and Commonwealth of Massachusetts on the 13th day of September, 2013.

BABSON CAPITAL FUNDS TRUST

By:	/s/ Anthony J. Sciacca
Name: Anthony J. Sciacca
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	*/s/ Rodney J. Dillman	Trustee	September 13, 2013
Rodney J. Dillman

	*/s/ Thomas M. Finke	Trustee	September 13, 2013
Thomas M. Finke

	*/s/ Dr. Bernard A. Harris, Jr.	Trustee	September 13, 2013
Dr. Bernard A. Harris, Jr.

	*/s/ Thomas W. Okel	Trustee	September 13, 2013
Thomas W. Okel

	*/s/ Martin A. Sumichrast	Trustee	September 13, 2013
Martin A. Sumichrast

	/s/ Anthony J. Sciacca	President and Chief Executive Officer	September 13, 2013
Anthony J. Sciacca

	/s/ Andrew Lennon	Treasurer	September 13, 2013
Andrew Lennon

	/s/ Patrick Hoefling	Principal Financial and Accounting Officer	September 13, 2013
Patrick Hoefling

*By	/s/ Anthony J. Sciacca		September 13, 2013
Anthony J. Sciacca Attorney-in-Fact pursuant to Powers of Attorney previously filed.

Exhibit Index

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase